PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

This supplement updates your prospectus with information about investment options we have added to the policies. These options may not be available in all states or jurisdictions, or under all policies issued under the Phoenix Life and Annuity Variable Universal Life Account.
================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO PAGE 1 OF YOUR PROSPECTUS:

          THE PHOENIX EDGE SERIES FUND
          ----------------------------
             [diamond] Phoenix-Kayne Large-Cap Core Series
             [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
             [diamond] Phoenix-Lazard U.S. Multi-Cap Series
             [diamond] Phoenix-Lord Abbett Bond-Debenture Series
             [diamond] Phoenix-Lord Abbett Large-Cap Value Series
             [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
             [diamond] Phoenix-State Street Research Small-Cap Growth Series


================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE "INVESTMENTS OF THE ACCOUNT" SECTION IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.

TF789                                                                     Page 1

================================================================================
THE FOLLOWING TABLE ILLUSTRATES THE ANNUAL EXPENSES FOR THE PHOENIX EDGE SERIES FUND. THIS INFORMATION REPLACES THE FIRST PAGE OF THE TABLE IN THE "ANNUAL FUND EXPENSES" CHART IN YOUR PROSPECTUSES.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT  RULE     EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT 12B-1      BEFORE          BEFORE          AFTER           AFTER
                      SERIES                           FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                    0.75%     N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                         1.00%     N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                     0.85%     N/A        2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)      0.85%     N/A        2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                        0.35%     N/A        0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(3, 7)            0.35%     N/A        2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)   0.75%     N/A        0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                0.63%     N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)        0.90%     N/A        1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)         0.60%     N/A        0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                   0.40%     N/A        0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)      0.50%     N/A        0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                 0.70%     N/A        0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)    0.45%     N/A        0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                  0.80%     N/A        0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                           0.85%     N/A        0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                  0.70%     N/A        0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)         0.90%     N/A        1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)    0.90%     N/A        1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                0.90%     N/A        1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                 0.80%     N/A        0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)            0.75%     N/A        1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)           0.75%     N/A        0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)             0.85%     N/A        0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)          0.75%     N/A        2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                 0.75%     N/A        3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                           0.75%     N/A        1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)               0.70%     N/A        0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)          0.58%     N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%     N/A        1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)        1.05%     N/A        0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)      1.05%     N/A        1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                  0.80%     N/A        0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                 0.75%     N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap
   Growth (1, 10)                                     0.85%     N/A        0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                0.85%     N/A        2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF789                                                                     Page 2

================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE TABLES IN THE "INVESTMENT ADVISORS"
SECTION IN YOUR PROSPECTUS:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------
------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Kayne Anderson Rudnick Investment Management, LLC
o  Phoenix-Kayne Large-Cap Core Series
o  Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------
-----------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
-----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-State Street Research Small-Cap Growth Series
------------------------------------------------------------------
-----------------------------------------------------------------
PVA SUBADVISORS
-----------------------------------------------------------------
Lazard Asset Management
o  Phoenix-Lazard International Equity Select Series
o  Phoenix-Lazard Small-Cap Value Series
o  Phoenix-Lazard U.S. Multi-Cap Series
Lord, Abbett & Co.
o  Phoenix-Lord Abbett Bond-Debenture Series
o  Phoenix-Lord Abbett Large-Cap Value Series
o  Phoenix-Lord Abbett Mid-Cap Value Series
State Street Research & Management Company
o  Phoenix-State Street Research Small-Cap Growth Series
-----------------------------------------------------------------

================================================================================
THE FOLLOWING IS AN ADDITION TO THE "FINANCIAL STATEMENTS" SECTION IN YOUR
PROSPECTUS:

FINANCIAL STATEMENTS
In addition, the Unaudited Interim Financial Statements of Phoenix Life and Annuity Company as of March 31, 2002 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

================================================================================
         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF789                                                                     Page 3

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                                TABLE OF CONTENTS



                                                                                                            PAGE
Unaudited Financial Statements:                                                                             ----
Balance Sheet as of March 31, 2002 and December 31, 2001................................................... F-20
Statement of Income, Comprehensive Income and Stockholder's Equity for the
three months ended March 31, 2002 and 2001................................................................. F-21
Statement of Cash Flows for the three months ended March 31, 2002 and 2001................................. F-22
Notes to Unaudited Financial Statements ................................................................... F-23

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                                  BALANCE SHEET
                    (Amounts in thousands, except share data)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                             2002              2001
                                                                        ----------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value                      $          9,328  $         9,945
Cash and cash equivalents                                                        13,226           12,679
Accrued investment income                                                           438              535
Deferred income taxes                                                                89              151
Deferred policy acquisition costs                                                 7,926            7,018
Goodwill, net                                                                       410              410
Other general account assets                                                      6,189            3,156
Separate account assets                                                           4,201            3,018
                                                                        ----------------  ---------------
    Total assets                                                       $         41,807  $        36,912
                                                                        ================  ===============

LIABILITIES:
Policy liabilities                                                     $         12,849  $        11,995
Other general account liabilities                                                 6,524            3,549
Separate account liabilities                                                      4,201            3,018
                                                                        ----------------  ---------------
    Total liabilities                                                            23,574           18,562
                                                                        ----------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares
    authorized; 25,000 shares issued                                              2,500            2,500
Additional paid-in capital                                                       14,664           14,664
Retained earnings                                                                 1,006            1,062
Accumulated other comprehensive income                                               63              124
                                                                        ----------------  ---------------
    Total stockholder's equity                                                   18,233           18,350
                                                                        ----------------  ---------------
    Total liabilities and stockholder's equity                         $         41,807  $        36,912
                                                                        ================  ===============










   The accompanying notes are an integral part of these financial statements.

                       PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
       STATEMENT OF INCOME, COMPREHENSIVE INCOME AND STOCKHOLDER'S EQUITY
                             (Amounts in thousands)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                    2002               2001
                                                                                 ------------      -------------
REVENUES:
Premiums                                                                      $          296    $           271
Insurance and investment product fees                                                    269                172
Net investment income                                                                     42                276
                                                                                 ------------      -------------
    Total revenues                                                                       607                719
                                                                                 ------------      -------------

BENEFITS AND EXPENSES:
Policy benefits                                                                          306                292
Deferred acquisition cost amortization                                                   124                184
Other operating expenses                                                                 263              3,042
                                                                                 ------------      -------------
    Total benefits and expenses                                                          693              3,518
                                                                                 ------------      -------------
Income (loss) before income taxes                                                        (86)            (2,799)
Applicable income tax benefit                                                            (30)              (980)
                                                                                 ------------      -------------
NET INCOME (LOSS)                                                             $          (56)   $        (1,819)
                                                                                 ============      =============


COMPREHENSIVE INCOME:

NET INCOME (LOSS)                                                             $          (56)   $        (1,819)
Other comprehensive income (loss)                                                        (61)               155
                                                                                 ------------      -------------
COMPREHENSIVE INCOME (LOSS)                                                   $         (117)   $        (1,664)
                                                                                 ============      =============


STOCKHOLDER'S EQUITY:

STOCKHOLDER'S EQUITY BEGINNING OF PERIOD                                      $       18,350    $         16,166
Comprehensive income (loss)                                                             (117)             (1,664)
                                                                                 ------------      --------------

STOCKHOLDER'S EQUITY END OF PERIOD                                            $       18,233    $         14,502
                                                                                 ============      ==============










   The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                             STATEMENT OF CASH FLOW
                             (Amounts in thousands)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001


                                                                                 2002                2001
                                                                             -------------      -------------
OPERATING ACTIVITIES:

Net income                                                                $           (56)   $        (1,819)
Amortization of goodwill                                                                -                (24)
Deferred income taxes (benefit)                                                        95               (627)
Decrease in accrued investment income                                                 100                121
(Increase) decrease in deferred policy acquisition costs                             (908)               930
Change in other general account assets/liabilities                                    796               (347)
                                                                             -------------      -------------
CASH FOR (FROM) OPERATING ACTIVITIES                                                   27             (1,766)
                                                                             -------------      -------------

INVESTING ACTIVITIES:
Available-for-sale security sales                                                     520                503
                                                                             -------------      -------------
NET CASH FROM INVESTING ACTIVITIES                                                    520                503
                                                                             -------------      -------------

Cash and cash equivalent changes                                                      547             (1,263)
Cash and cash equivalents, beginning of year                                       12,679              6,806
                                                                             -------------      -------------

Cash and cash equivalents, end of period                                  $        13,226    $         5,543
                                                                             =============      =============












The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                          NOTES TO FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company offers various non-participating life insurance products. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. which is a wholly-owned subsidiary of Phoenix Life Insurance Company (formerly, Phoenix Home Life Mutual Insurance Company).

     Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company. On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to Phoenix Life Insurance Company.

2.   BASIS OF PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002.